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                        [Shearman & Sterling Letterhead]

                                  March 6, 2002


VIA EDGAR


Securities and Exchange Commission
450 5th Street, NW
Washington, DC  20549

                  First Eagle Funds (the "Company")
       Rule 497(j) Certificate in lieu of filing under Rule 497(a) or (b)
                 File No. 033-10675/ 1940 Act File No. 811-04935
                 ----------------------------------------------

Gentlemen/Ladies:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

         Please call the undersigned at (212) 848-4668, or Paul Schreiber at
(212) 848-8920, if you have any questions or comments.


                                Very truly yours,

                                /s/ Nathan J. Greene

                                Nathan J. Greene